Consolidated Financial Statements

(Unaudited)

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

September 30, 2012

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Financial Statements (Unaudited)

September 30, 2012

Contents

Consolidated Portfolio Asset Allocation	2

Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities	3
Consolidated Statement of Investments	4
Consolidated Statement of Operations	13
Consolidated Statements of Changes in Net Assets	14
Consolidated Statement of Cash Flows	15
Notes to Consolidated Financial Statements	16
Consolidated Schedule of Changes in Investments in Affiliates	30
Consolidated Schedule of Restricted Securities of Unaffiliated Issuers	32

Supplemental Information (Unaudited)

Consolidating Statement of Assets and Liabilities	33
Consolidating Statement of Operations	34

Tennenbaum Opportunities Fund V, LLC (the “Company”) files a schedule of its investment in Tennenbaum Opportunities Partners V, LP (the “Partnership”) with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Investments listed in the Consolidated Statement of Investments are held by the Partnership, which also files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Forms N-Q of the Company and the Partnership are available on the SEC’s website at http://www.sec.gov. The Forms N-Q of the Company and the Partnership may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A free copy of the proxy voting guidelines of the Company and the Partnership and information regarding how the Company and the Partnership voted proxies relating to portfolio investments during the most recent 12-month period may be obtained without charge on the SEC’s website at http://www.sec.gov, or by calling the advisor of the Company and the Partnership, Tennenbaum Capital Partners, LLC, at (310) 566-1000. Collect calls for this purpose are accepted.

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Portfolio Asset Allocation (Unaudited)

September 30, 2012

Percent of Cash
Industry	and Investments

Gaming Industries	8.2%
Wired Telecommunications Carriers	6.7%
Scheduled Air Transportation	5.2%
Business Support Services	4.2%
Full-Service Restaurants	4.0%
Radio and Television Broadcasting	3.9%
Pharmaceutical and Medicine Manufacturing	3.8%
Accounting, Tax Preparation, Bookkeeping, and Payroll Services	3.7%
Communications Equipment Manufacturing	3.4%
Motion Picture and Video Industries	3.4%
Oil and Gas Extraction	3.2%
Electronic Shopping and Mail-Order Houses	3.1%
Other Telecommunications	2.8%
Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing	2.5%
Cable and Other Subscription Programming	2.4%
Specialty (except Psychiatric and Substance Abuse) Hospitals	2.4%
Semiconductor and Other Electronic Component Manufacturing	2.3%
Highway, Street, and Bridge Construction	2.3%
Architectural, Engineering, and Related Services	1.8%
Iron and Steel Mills and Ferroalloy Manufacturing	1.7%
Other Financial Investment Activities	1.7%
Metal and Mineral (except Petroleum) Merchant Wholesalers	1.4%
Scientific Research and Development Services	1.4%
Aerospace Product and Parts Manufacturing	1.1%
Wireless Telecommunications Carriers (except Satellite)	1.1%
Pesticide, Fertilizer, and Other Agricultural Chemical Manufacturing	1.0%
Coal Mining	0.9%
Support Activities for Mining	0.8%
Newspaper, Periodical, Book, and Directory Publishers	0.7%
Data Processing, Hosting, and Related Services	0.7%
Electric Power Generation, Transmission and Distribution	0.6%
Grocery Stores	0.6%
Software Publishers	0.6%
Activities Related to Credit Intermediation	0.5%
Charter Bus Industry	0.4%
Other Ambulatory Health Care Services	0.4%
Depository Credit Intermediation	0.2%
Offices of Real Estate Agents and Brokers	0.2%
Traveler Accommodation	0.1%
Home Health Care Services	0.1%
Home Furnishings Stores	0.1%
Machine Shops; Turned Product; and Screw, Nut, and Bolt Manufacturing	0.0%
Motor Vehicle Manufacturing	0.0%
Other Amusement and Recreation Industries	0.0%
Miscellaneous Securities	3.7%
Cash and Cash Equivalents	10.7%

Total	100.0%

2

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Statement of Assets and Liabilities (Unaudited)

September 30, 2012

Assets
Investments, at fair value:
Unaffiliated issuers (cost $877,356,491)	$668,565,661
Controlled issuers (cost $168,420,155)	197,264,680
Other affiliates (cost $367,198,055)	254,578,669
Total investments (cost $1,412,974,701)	1,120,409,010

Cash and cash equivalents	134,555,615
Accrued interest income:
Unaffiliated issuers	16,703,640
Controlled issuers	2,571,567
Other affiliates	1,700,441
Deferred debt issuance costs	2,420,146
Receivable for investments sold	1,102,939
Prepaid expenses and other assets	1,625,207
Total assets	1,281,088,565

Liabilities
Credit facility payable	73,302,001
Distributions payable	25,000,000
Management and advisory fees payable	2,387,500
Equity placement costs payable	543,163
Payable to the Investment Manager	232,372
Payable for investments purchased	100,120
Interest payable	2,853
Accrued expenses and other liabilities	1,330,053
Total liabilities	102,898,062

Preferred stock
Series Z; $500/share liquidation preference; 560 shares authorized, issued and outstanding	280,000
Accumulated dividends on Series Z preferred stock	18,833
Total preferred stock	298,833

Preferred equity facility
Series A preferred limited partner interests in Tennenbaum Opportunities Partners V, LP; $20,000/interest liquidation preference; 25,000 interests authorized, 18,450 interests issued and outstanding	369,000,000
Accumulated dividends on Series A preferred equity facility	877,279
Total preferred limited partner interests	369,877,279

Net assets applicable to common shareholders	$808,014,391

Composition of net assets applicable to common shareholders
Common stock, $0.001 par value; unlimited shares authorized, 78,287.806 shares issued and outstanding	$78
Paid-in capital in excess of par	1,078,833,219
Distributions in excess of net investment income	(6,303,152)
Accumulated net realized gain	20,748,752
Accumulated net unrealized depreciation	(285,245,673)
Accumulated dividends to Series Z preferred shareholders	(18,833)
Net assets applicable to common shareholders	$808,014,391

Common stock, NAV per share	10,321.08

See accompanying notes.

3

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Statement of Investments (Unaudited)

September 30, 2012

Showing Percentage of Total Cash and Investments of the Company

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (69.06%)
Bank Debt (44.29%) (1)
Accounting, Tax Preparation, Bookkeeping, and Payroll Services (3.73%)
Expert Global Solutions, LLC, Senior Secured 1st Lien Term Loan B, LIBOR + 6.75%, 1.25% LIBOR Floor, due 4/2/18	$11,492,250	$11,574,879	0.92%
Expert Global Solutions, LLC, Senior Secured 2nd Lien Term Loan, LIBOR + 9.5%, 1.5% LIBOR Floor, due 10/2/18	$35,000,000	35,192,500	2.81%
Total Accounting, Tax Preparation, Bookkeeping, and Payroll Services		46,767,379

Aerospace Product and Parts Manufacturing (0.71%)
Hawker Beechcraft, Inc., DIP Term Loan, LIBOR + 8%, 1.75% LIBOR Floor, due 12/15/12	$1,594,287	1,622,014	0.13%
Hawker Beechcraft, Inc., Senior Secured 1st Lien Series A New Term Loan, LIBOR + 8.5%, 2% LIBOR Floor, due 3/26/14 (4)	$3,688,369	2,640,651	0.21%
Hawker Beechcraft, Inc., Senior Secured 1st Lien Term Loan, LIBOR + 2%, due 3/26/14 (4)	$6,889,324	4,512,507	0.36%
Hawker Beechcraft, Inc., Senior Secured Letters of Credit, LIBOR + 2%, due 3/26/14 (4)	$209,942	137,512	0.01%
Total Aerospace Product and Parts Manufacturing		8,912,684

Architectural, Engineering, and Related Services (0.39%)
ESP Holdings, Inc., 2nd Lien Term Loan, LIBOR + 13%, 2.5% LIBOR Floor, due 3/31/17 (2)	$4,851,822	4,851,822	0.39%

Business Support Services (4.19%)
STG-Fairway Acquisitions, Inc., Senior Secured 2nd Lien Term Loan, 12.5%, due 12/29/15	$54,827,487	52,634,387	4.19%

Cable and Other Subscription Programming (2.43%)
Medfort, S.a.r.l., 1st Lien Term Loan A, 15% PIK, due 11/21/17 - (Germany) (2), (3), (4)	€3,423,334	2,280,447	0.18%
Medfort, S.a.r.l., 1st Lien Term Loan B, 1% PIK, due 11/21/17 - (Germany) (2), (3), (4)	€27,623,608	5,328,594	0.43%
Medfort, S.a.r.l., 1st Lien Term Loan B2, 1% PIK, due 11/21/17 - (Germany) (2), (3), (4)	€9,243,109	12	-
Primacom Holding GmbH, Super Senior Facility A, 12% PIK, due 9/30/15 - (Germany) (2), (3)	€3,172,043	4,079,247	0.33%
Primacom Management GmbH, 2nd Lien Term Loan, 15% PIK, due 5/19/17 - (Germany) (2), (3), (4)	€12,035,724	15,477,941	1.23%
Primacom Management GmbH, Mezzanine Term Loan A, 1% PIK, due 11/21/17 - (Germany) (2), (3), (4)	€2,542,833	3,270,084	0.26%
Total Cable and Other Subscription Programming		30,436,325

4

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Statement of Investments (Unaudited) (Continued)

September 30, 2012

Showing Percentage of Total Cash and Investments of the Company

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (continued)
Charter Bus Industry (0.39%)
Coach America Holdings, Inc., Senior Secured 1st Lien Term Loan, LIBOR + 2.75% Cash + 3% PIK, 1.5% LIBOR Floor, due 4/20/14 (4)	$18,536,087	$3,799,898	0.30%
Coach America Holdings, Inc., Senior Secured Letters of Credit PIK Facility, LIBOR + 2.75% Cash + 3% PIK, 1.5% LIBOR Floor, due 4/20/14 (4)	$151,999	31,160	-
Coach America Holdings, Inc., Senior Secured Letters of Credit, LIBOR + 2.75% Cash + 3% PIK, 1.5% LIBOR Floor, due 4/20/14 (4)	$5,146,306	1,054,993	0.09%
Coach America Holdings, Inc., Senior Secured Super Priority DIP Revolver, LIBOR + 6%, 1.5% LIBOR Floor, due 10/5/12	$-	-	-
Total Charter Bus Industry		4,886,051

Communications Equipment Manufacturing (2.44%)
Dialogic Corporation, Inc., Senior Secured Notes, 5% Cash + 5% PIK, due 3/31/15 (6)	$34,583,833	30,606,692	2.44%

Electric Power Generation, Transmission and Distribution (0.65%)
Texas Competitive Electric Holdings Company, LLC, Extended Term Loan, LIBOR + 4.5%, due 10/10/17	$11,854,113	8,185,324	0.65%

Electronic Shopping and Mail-Order Houses (2.85%)
Shopzilla, Inc., Senior Secured 2nd Lien Term Loan, 13%, due 6/1/14	$35,466,850	35,750,585	2.85%

Full-Service Restaurants (3.52%)
RM Holdco, LLC, Subordinated Convertible Term Loan, 1.12% PIK, due 3/21/18 (6)	$16,366,154	16,366,154	1.30%
RM OpCo, LLC, Senior Secured 1st Lien Term Loan Tranche A, 11%, due 3/19/16 (6)	$10,574,101	10,574,101	0.84%
RM OpCo, LLC, Senior Secured 1st Lien Term Loan Tranche B, 12% Cash + 7% PIK, due 3/19/16 (6)	$17,296,778	17,296,778	1.38%
Total-Full Service Restaurants		44,237,033

Grocery Stores (0.63%)
Bashas, Inc., Senior Secured 1st Lien FILO Term Loan, LIBOR + 9.35%, 1.5% LIBOR Floor, due 12/28/15	$7,711,911	7,904,709	0.63%

Highway, Street, and Bridge Construction (0.80%)
Contech Engineered Solutions, LLC, Senior Secured 1st Lien Term Loan, LIBOR + 8% Cash + 3% PIK, 2% LIBOR Floor, due 2/7/17 (2)	$10,052,482	10,052,482	0.80%

Home Health Care Services (0.06%)
Gentiva Health Services, Inc., Senior Secured 1st Lien Term Loan B, LIBOR + 3.5%, 1.25% LIBOR Floor, due 8/17/16	$701,846	697,165	0.06%

Iron and Steel Mills and Ferroalloy Manufacturing (1.72%)
Essar Steel Algoma, Inc., Senior Secured Term Loan, LIBOR + 7.5%, 1.25% LIBOR Floor, due 9/20/14	$21,379,166	21,592,958	1.72%

5

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Statement of Investments (Unaudited) (Continued)

September 30, 2012

Showing Percentage of Total Cash and Investments of the Company

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (continued)
Motion Picture and Video Industries (3.36%)
CORE Entertainment, Inc., Senior Secured 1st Lien Term Loan, 9%, due 6/21/17	$26,627,910	$22,600,438	1.80%
CORE Entertainment, Inc., Senior Secured 2nd Lien Term Loan, 13.5%, due 6/21/18	$21,302,328	19,598,142	1.56%
Total Motion Picture and Video Industries		42,198,580

Newspaper, Periodical, Book, and Directory Publishers (0.24%)
Berry Agency, LLC, Senior Secured 1st Lien Term Loan, LIBOR + 7%, 3% LIBOR Floor, due 11/18/14	$101,135	101,135	0.01%
Hanley-Wood, LLC, Senior Secured 1st Lien Term Loan, LIBOR + 6.5%, 1.5% LIBOR Floor, due 1/13/17	$3,053,013	2,900,362	0.23%
Total Newspaper, Periodical, Book, and Directory Publishers		3,001,497

Offices of Real Estate Agents and Brokers (0.16%)
Realogy Corporation, 2nd Lien Term Loan A, 13.5%, due 10/15/17	$2,036,336	2,061,790	0.16%

Other Financial Investment Activities (1.69%)
Marsico Capital Management, Senior Secured 1st Lien Term Loan, LIBOR + 5%, due 12/31/22	$31,864,275	21,189,743	1.69%

Other Telecommunications (2.76%)
Gogo, LLC, Senior Secured 1st Lien Term Loan, LIBOR + 9.75%, 1.5% LIBOR Floor, due 6/21/17	$34,485,626	34,658,054	2.76%

Radio and Television Broadcasting (3.06%)
RMG Networks, Inc., Senior Secured 1st Lien Term Loan, 14%, due 4/10/15 (2)	$17,786,262	16,301,109	1.30%
SiTV, Inc., Senior Secured 1st Lien Term Loan, LIBOR + 6% Cash + 4% PIK, 2% LIBOR Floor, due 8/3/16	$22,787,986	22,047,376	1.76%
Total Radio and Television Broadcasting		38,348,485

Scheduled Air Transportation (2.86%)
N913DL Trust, Aircraft Secured Mortgage, 8%, due 7/15/18 (6)	$747,330	746,209	0.06%
N918DL Trust, Aircraft Secured Mortgage, 8%, due 7/15/18 (6)	$918,037	907,938	0.07%
N954DL Trust, Aircraft Secured Mortgage, 8%, due 9/20/19 (6)	$1,187,891	1,168,290	0.09%
N955DL Trust, Aircraft Secured Mortgage, 8%, due 9/20/19 (6)	$1,217,383	1,193,644	0.10%
N956DL Trust, Aircraft Secured Mortgage, 8%, due 9/20/19 (6)	$1,218,457	1,195,916	0.10%
N957DL Trust, Aircraft Secured Mortgage, 8%, due 9/20/19 (6)	$1,228,031	1,204,085	0.10%
N959DL Trust, Aircraft Secured Mortgage, 8%, due 9/20/19 (6)	$1,237,529	1,212,779	0.10%
N960DL Trust, Aircraft Secured Mortgage, 8%, due 9/20/19 (6)	$1,276,152	1,248,077	0.10%
N961DL Trust, Aircraft Secured Mortgage, 8%, due 9/20/19 (6)	$1,268,014	1,241,386	0.10%
N976DL Trust, Aircraft Secured Mortgage, 8%, due 7/15/18 (6)	$956,895	950,197	0.08%

6

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Statement of Investments (Unaudited) (Continued)

September 30, 2012

Showing Percentage of Total Cash and Investments of the Company

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (continued)
United Air Lines, Inc., Aircraft Secured Mortgage (N510UA), 20%, due 9/26/16 (6)	$4,081,027	$5,382,875	0.43%
United Air Lines, Inc., Aircraft Secured Mortgage (N512UA), 20%, due 10/26/16 (6)	$4,114,817	5,452,132	0.43%
United Air Lines, Inc., Aircraft Secured Mortgage (N536UA), 16%, due 8/21/14 (6)	$2,708,336	3,019,795	0.24%
United Air Lines, Inc., Aircraft Secured Mortgage (N545UA), 16%, due 7/17/15 (6)	$3,876,471	4,523,842	0.35%
United Air Lines, Inc., Aircraft Secured Mortgage (N585UA), 20%, due 10/25/16 (6)	$4,831,411	6,406,451	0.51%
Total Scheduled Air Transportation		35,853,616

Semiconductor and Other Electronic Component Manufacturing (2.18%)
Isola USA Corporation, 1st Lien Term Loan, LIBOR + 8%, 2% LIBOR Floor, due 9/29/15	$27,414,213	27,414,213	2.18%
Isola USA Corporation, Mezzanine Term Loan, 8% Cash + 8% PIK, due 3/29/16	$3,170,966	3,170,966	0.25%
MEMC Electronic Materials, Inc., Senior Secured Revolver, LIBOR + 3.75%, due 3/23/14 ∆	$-	(3,087,790)	(0.25)%
Total Semiconductor and Other Electronic Component Manufacturing		27,497,389

Support Activities for Mining (0.07%)
Trico Shipping AS, 1st Lien Term Loan A, LIBOR + 8.5%, 1.5% LIBOR Floor, due 5/13/14 - (Norway)	$643,879	643,879	0.05%
Trico Shipping AS, 1st Lien Term Loan B, LIBOR + 8.5%, 1.5% LIBOR Floor, due 5/13/14 - (Norway)	$226,657	226,657	0.02%
Total Support Activities for Mining		870,536

Wired Telecommunications Carriers (2.33%)
Bulgaria Telecom Company AD, 1st Lien Tranche B Term Loan, EURIBOR + 2.75%, due 8/9/15 - (Bulgaria) (3)	€5,852,181	4,515,543	0.36%
Integra Telecom Holdings, Inc., 1st Lien Term Loan, LIBOR + 7.25%, 2% LIBOR Floor, due 4/15/15 (2)	$12,311,538	12,296,149	0.98%
NEF Telecom Company BV, 1st Lien Tranche C Term Loan, EURIBOR + 3.5%, due 8/9/16 - (Netherlands) (3)	€13,645,416	10,528,803	0.84%
NEF Telecom Company BV, 2nd Lien Tranche D Term Loan, EURIBOR + 5.5%, due 2/16/17 - (Netherlands) (3), (4)	€12,698,410	1,877,968	0.15%
Total Wired Telecommunications Carriers		29,218,463

Wireless Telecommunications Carriers (except Satellite) (1.07%)
Globalive Wireless Management Corp., Senior Secured 1st Lien Term Loan, LIBOR + 8.9%, due 10/9/12 - (Canada) (3)	€13,634,043	13,463,617	1.07%

Total Bank Debt (Cost $627,701,264)		555,877,366

∆ Negative amount relates to an unfunded revolving credit facility that was acquired and valued at a discount.

7

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Statement of Investments (Unaudited) (Continued)

September 30, 2012

Showing Percentage of Total Cash and Investments of the Company

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (continued)
Other Corporate Debt Securities (24.77%)
Aerospace Product and Parts Manufacturing (0.40%)
Hawker Beechcraft, Inc., Senior Unsecured Notes, 8.5%, due 4/1/15 (4)	$20,957,000	$3,850,849	0.31%
Hawker Beechcraft, Inc., Senior Unsecured Notes, 8.875%, due 4/1/15 (4)	$6,123,000	1,125,101	0.09%
Total Aerospace Product and Parts Manufacturing		4,975,950

Architectural, Engineering, and Related Services (1.15%)
Alion Science & Technology Corporation, Senior Notes, 10.25%, due 2/1/15	$19,411,000	11,115,204	0.89%
Alion Science & Technology Corporation, Senior Secured Notes, 10% Cash + 2% PIK, due 11/1/14	$1,058,024	998,721	0.08%
ESP Holdings, Inc., Junior Unsecured Subordinated Promissory Notes, 6% Cash + 10% PIK, due 12/31/19 (2), (5)	$2,256,729	2,251,087	0.18%
Total Architectural, Engineering, and Related Services		14,365,012

Coal Mining (0.88%)
Westmoreland Coal Co., Senior Secured Notes, 10.75%, due 2/1/18	$11,321,000	11,019,474	0.88%

Gaming Industries (3.40%)
Harrah's Operating Company, Inc., 2nd Priority Secured Notes, 10%, due 12/15/18	$64,338,000	42,661,498	3.40%

Home Furnishings Stores (0.05%)
Linens 'n Things, Inc., Senior Secured Notes, LIBOR + 5.625%, due 1/15/14 (4)	$9,189,000	620,258	0.05%

Metal and Mineral (except Petroleum) Merchant Wholesalers (1.40%)
Edgen Murray Corporation, Senior Secured Notes, 12.25%, due 1/15/15	$16,334,000	17,559,050	1.40%

Oil and Gas Extraction (2.30%)
Geokinetics Holdings, Inc., Senior Secured Notes, 9.75%, due 12/15/14	$3,777,000	1,672,586	0.13%
Woodbine Holdings, LLC, Senior Secured Notes, 12%, due 5/15/16 (5), (6)	$25,340,000	27,240,500	2.17%
Total Oil and Gas Extraction		28,913,086

Other Ambulatory Health Care Services (0.36%)
Rural Metro Corporation, Senior Unsecured Notes, 10.125%, due 7/15/19 (5)	$4,500,000	4,488,750	0.36%

Pesticide, Fertilizer, and Other Agricultural Chemical Manufacturing (1.00%)
Vertellus Specialties, Inc., Senior Secured Notes, 9.375%, due 10/1/15 (5)	$15,545,000	12,572,359	1.00%

Pharmaceutical and Medicine Manufacturing (1.94%)
Novasep Holdings SAS, Senior Secured 1st Lien Notes, 8%, due 12/15/16 (France) (2), (5)	$24,321,000	24,321,000	1.94%

Radio and Television Broadcasting (0.81%)
LBI Media, Inc., Senior Secured Notes, 9.25%, due 4/15/19 (5)	$10,790,000	10,196,550	0.81%

8

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Statement of Investments (Unaudited) (Continued)

September 30, 2012

Showing Percentage of Total Cash and Investments of the Company

	Principal		Percent of
	Amount	Fair	Cash and
Investment	or Shares	Value	Investments

Debt Investments (continued)
Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing (2.52%)
AGY Holding Corporation, Senior Secured 2nd Lien Notes, 11%, due 11/15/14	$64,889,000	$31,633,388	2.52%

Scientific Research and Development Services (1.36%)
BPA Laboratories, Inc., Senior Secured Notes, 12.25%, due 4/1/17 (5)	$18,062,000	17,113,745	1.36%

Software Publishers (0.58%)
Open Solutions, Inc., Senior Subordinated Notes, 9.75%, due 2/1/15 (5)	$8,544,000	7,305,120	0.58%

Specialty (except Psychiatric and Substance Abuse) Hospitals (2.40%)
Radiation Therapy Services, Inc., Senior Subordinated Notes, 9.875%, due 4/15/17	$40,644,000	30,076,560	2.40%

Wired Telecommunications Carriers (0.56%)
Integra Telecom, Inc., Senior Secured 1st Lien Notes, 10.75%, due 4/15/16 (2), (5)	$5,830,000	6,004,900	0.48%
NEF Telecom Company BV, Mezzanine Term Loan, EURIBOR + 4.5% Cash + 7.5% PIK, due 8/16/17 - (Netherlands) (3), (4), (5)	€54,730,879	1,055,759	0.08%
Total Wired Telecommunications Carriers		7,060,659

Miscellaneous Securities (3.66%) (8)	$52,893,000	45,928,126	3.66%

Total Other Corporate Debt Securities (Cost $422,937,183)		310,810,585

Total Debt Investments (Cost $1,050,638,447)		866,687,951

Equity Securities (20.22%)
Activities Related to Credit Intermediation (0.46%)
Online Resources Corporation, Common Stock (2), (4)	1,959,400	5,741,042	0.46%

Architectural, Engineering, and Related Services (0.24%)
Alion Science & Technology Corporation, Warrants (4)	9,175	92	-
ESP Holdings, Inc., 15% PIK, Cumulative Preferred Stock (2), (4), (5)	6,674	1,172,914	0.10%
ESP Holdings, Inc., Common Stock (2), (4), (5)	29,156	1,779,836	0.14%
Total Architectural, Engineering, and Related Services		2,952,842

Business Support Services (0.05%)
STG-Fairway Holdings, LLC, Class A Units (4), (5)	226,242	660,627	0.05%

Cable and Other Subscription Programming (0.00%)
Perseus Holdings S.A., Common Stock - (Luxembourg) (2), (3), (4), (5)	78,000	-	-

Communications Equipment Manufacturing (0.96%)
Dialogic, Inc., Common Stock (4), (5), (6)	3,734,944	9,412,059	0.75%
Dialogic, Inc., Preferred Stock (4), (5), (6)	1	100	-
Dialogic, Inc., Warrants to Purchase Common Stock (4), (5), (6)	1,920,000	2,629,067	0.21%
Total Communications Equipment Manufacturing		12,041,226

9

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Statement of Investments (Unaudited) (Continued)

September 30, 2012

Showing Percentage of Total Cash and Investments of the Company

			Percent of
		Fair	Cash and
Investment	Shares	Value	Investments

Equity Securities (continued)
Data Processing, Hosting, and Related Services (0.68%)
GXS Holdings, Inc., Common Stock (4), (5)	1,806,332	$181	-
GXS Holdings, Inc., Series A Preferred Stock (4), (5)	34,251	8,594,283	0.68%
Total Data Processing, Hosting, and Related Services		8,594,464

Depository Credit Intermediation (0.18%)
Doral Financial Corporation, Common Stock (4)	2,410,796	2,267,836	0.18%

Electronic Shopping and Mail-Order Houses (0.30%)
Shop Holding, LLC, Class A Units (4), (5)	1,379,026	2,811,273	0.22%
Shop Holding, LLC, Warrants to Purchase Class A Units (4), (5)	919,351	954,942	0.08%
Total Electronic Shopping and Mail-Order Houses		3,766,215

Full-Service Restaurants (0.52%)
RM Holdco, LLC, Membership Units (4), (5), (6)	42,552,000	6,501,223	0.52%

Gaming Industries (4.79%)
TOPV New World Holdings, LLC, Membership Interests - (Canada) (2), (4), (5)	6,843,047	57,529,736	4.58%
Tropicana Entertainment, Inc., Common Stock (4), (5)	180,844	2,599,632	0.21%
Total Gaming Industries		60,129,368

Highway, Street, and Bridge Construction (1.49%)
Contech Holdings, Inc., Common Stock (2), (4), (5)	711,255	18,670,444	1.49%

Machine Shops; Turned Product; and Screw, Nut, and Bolt Manufacturing (0.00%)
Precision Holdings, LLC, Class C Membership Interests (4), (5)	94	52,492	-

Motor Vehicle Manufacturing (0.00%)
Fleetwood Enterprises, Inc., Common Stock (2), (4)	11,385,685	11,386	-

Newspaper, Periodical, Book, and Directory Publishers (0.48%)
HW Topco, Inc., Common Stock (4), (5)	644,705	5,802,345	0.46%
HW Topco, Inc., Preferred Stock (4), (5)	1,693	15,237	-
TBC Holdings I, Inc., Common Stock (4), (5)	2,967	210,657	0.02%
Total Newspaper, Periodical, Book, and Directory Publishers		6,028,239

Oil and Gas Extraction (0.88%)
Woodbine Intermediate Holdings, LLC, Membership Units (4), (5), (6)	576	10,991,223	0.88%

Other Amusement and Recreation Industries (0.00%)
Bally Total Fitness Holding Corporation, Common Stock (4), (5)	1,799	8,401	-
Bally Total Fitness Holding Corporation, Warrants (4), (5)	3,245	-	-
Total Other Amusement and Recreation Industries		8,401

10

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Statement of Investments (Unaudited) (Continued)

September 30, 2012

Showing Percentage of Total Cash and Investments of the Company

			Percent of
		Fair	Cash and
Investment	Shares	Value	Investments

Equity Securities (continued)
Other Financial Investment Activities (0.03%)
Marsico Holdings, LLC, Common Interest Units (4), (5)	474,738	$356,054	0.03%

Pharmaceutical and Medicine Manufacturing (1.86%)
NHSAS Holdings, LLC, Membership Units (3), (4), (5), (6)	6,656	8,559	-
NVHL S.A, Common Shares - (Luxembourg) (2), (3), (4), (5)	5,127,200	23,320,830	1.86%
Total Pharmaceutical and Medicine Manufacturing		23,329,389

Radio and Television Broadcasting (0.08%)
Reach Media Group Holdings, Inc., Warrants to Purchase Common Stock (2), (4), (5)	7,179,572	-	-
Reach Media Group Holdings, Inc., Warrants to Purchase Series A Preferred Stock (2), (4), (5)	2,272,580	-	-
Reach Media Group Holdings, Inc., Warrants to Purchase Series B Preferred Stock (2), (4), (5)	2,476,138	-	-
Reach Media Group Holdings, Inc., Warrants to Purchase Series C Preferred Stock (2), (4), (5)	1,419,264	-	-
SiTV, Inc., Warrants to Purchase Common Stock (4), (5)	786,791	1,030,696	0.08%
Total Radio and Television Broadcasting		1,030,696

Scheduled Air Transportation (2.38%)
N913DL Trust Beneficial Interest (Aircraft Trust) (5), (6)	784	219,120	0.02%
N918DL Trust Beneficial Interest (Aircraft Trust) (5), (6)	752	236,610	0.02%
N954DL Trust Beneficial Interest (Aircraft Trust) (5), (6)	740	241,230	0.02%
N955DL Trust Beneficial Interest (Aircraft Trust) (5), (6)	735	333,960	0.03%
N956DL Trust Beneficial Interest (Aircraft Trust) (5), (6)	736	338,580	0.03%
N957DL Trust Beneficial Interest (Aircraft Trust) (5), (6)	735	339,570	0.03%
N959DL Trust Beneficial Interest (Aircraft Trust) (5), (6)	734	340,890	0.03%
N960DL Trust Beneficial Interest (Aircraft Trust) (5), (6)	731	349,800	0.03%
N961DL Trust Beneficial Interest (Aircraft Trust) (5), (6)	733	352,770	0.03%
N976DL Trust Beneficial Interest (Aircraft Trust) (5), (6)	761	194,370	0.02%
United Air Lines, Inc., Equipment Trust Beneficial Interests (N510UA) (5), (6)	391	4,617,282	0.36%
United Air Lines, Inc., Equipment Trust Beneficial Interests (N512UA) (5), (6)	387	4,563,920	0.35%
United Air Lines, Inc., Equipment Trust Beneficial Interests (N536UA) (5), (6)	551	6,024,560	0.48%
United Air Lines, Inc., Equipment Trust Beneficial Interests (N545UA) (5), (6)	469	5,999,222	0.48%
United Air Lines, Inc., Equipment Trust Beneficial Interests (N585UA) (5), (6)	387	5,632,724	0.45%
Total Scheduled Air Transportation		29,784,608

Semiconductor and Other Electronic Component Manufacturing (0.15%)
TPG Hattrick Holdco, LLC, Common Units (4), (5)	1,935,857	1,935,857	0.15%

Support Activities for Mining (0.73%)
DeepOcean Group Holding AS, Common Stock - (Norway) (4), (5)	410,366	9,211,266	0.73%

Traveler Accommodation (0.11%)
Buffets Restaurants Holdings, Inc., Common Stock (4), (5)	139,526	1,325,497	0.11%

11

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Statement of Investments (Unaudited) (Continued)

September 30, 2012

Showing Percentage of Total Cash and Investments of the Company

	Principal		Percent of
	Amount	Fair	Cash and
Investment	or Shares	Value	Investments

Equity Securities (continued)
Wired Telecommunications Carriers (3.85%)
Hawaiian Telcom Holdco, Inc., Common Stock (4)	462,676	$8,203,245	0.65%
Hawaiian Telcom Holdco, Inc., Warrants (4)	54,272	289,812	0.02%
Integra Telecom, Inc., Common Stock (2), (4), (5)	10,080,250	39,837,607	3.18%
Integra Telecom, Inc., Warrants (2), (4), (5)	3,018,747	-	-
NEF Kamchia Co-Investment Fund, LP Interest - (Cayman Islands) (3), (4), (5)	6,550,500	-	-
Total Wired Telecommunications Carriers		48,330,664

Total Equity Securities (Cost $362,336,254)		253,721,059

Total Investments (Cost $1,412,974,701) (7)		1,120,409,010

Cash and Cash Equivalents (10.72%)
Wells Fargo & Company, Overnight Repurchase Agreement, 0.13%, due 10/1/12 Collateralized by Federal Home Loan Bank Bonds	$4,343,819	4,343,819	0.35%
Union Bank of California, Commercial Paper, 0.08%, due 10/1/12	$41,000,000	41,000,000	3.27%
Toyota Motor Credit Corporation, Commercial Paper, 0.17%, due 10/3/12	$25,000,000	24,999,764	1.99%
Toyota Motor Credit Corporation, Commercial Paper, 0.17%, due 10/23/12	$25,000,000	24,997,403	1.99%
Union Bank of California, Commercial Paper, 0.21%, due 12/20/12	$35,000,000	34,983,667	2.79%
Cash Denominated in Foreign Currency	€1,081,758	1,391,141	0.11%
Cash Denominated in Foreign Currency	£100,175	161,953	0.01%
Cash Held on Account at Various Institutions	$2,677,868	2,677,868	0.21%
Total Cash and Cash Equivalents		134,555,615

Total Cash and Investments		$1,254,964,625	100.00%

Notes to Statement of Investments:

(1)	Investments in bank debt generally are bought and sold among institutional investors in transactions not subject to registration under the Securities Act of 1933. Such transactions are generally subject to contractual restrictions, such as approval of the agent or borrower.

(2)	Non-controlled affiliate – as defined under the Investment Company Act of 1940 (ownership of between 5% and 25% of the outstanding voting securities of this issuer).

(3)	Principal amount or shares denominated in foreign currency. Cost and fair value converted to U.S. dollars.

(4)	Non-income producing security.

(5)	Restricted security.

(6)	Controlled issuer – as defined under the Investment Company Act of 1940 (ownership of more than 25% of the outstanding voting securities of this issuer).

(7)	Includes investments with an aggregate fair value of $48,402,540 that have been segregated to collateralize certain unfunded commitments.

(8)	Miscellaneous Securities are comprised of certain unrestricted security positions that have not previously been publicly disclosed.

Aggregate acquisitions and aggregate dispositions of investments, other than government securities, totaled $426,913,585 and $436,685,180, respectively. Aggregate acquisitions includes investment assets received as payment in-kind. Aggregate dispositions includes principal paydowns on debt investments.

The total value of restricted securities and bank debt as of September 30, 2012 was $905,634,782, or 72.16% of total cash and investments of the Company.

12

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Statement of Operations (Unaudited)

Nine Months Ended September 30, 2012

Investment income
Interest income:
Unaffiliated issuers	$63,400,798
Controlled issuers	12,137,189
Other affiliates	14,913,403
Other income:
Unaffiliated issuers	139,297
Controlled issuers	2,462,390
Other affiliates	646,343
Total investment income	93,699,420

Operating expenses
Management and advisory fees	21,487,500
Amortization of deferred debt issuance costs	803,281
Legal fees, professional fees and due diligence expenses	760,978
Interest expense	519,025
Commitment fees	498,764
Insurance expense	273,917
Director fees	181,250
Custody fees	132,000
Other operating expenses	447,142
Total expenses	25,103,857

Net investment income	68,595,563

Net realized and unrealized gain (loss)
Net realized gain (loss) from:
Investments in unaffiliated issuers	11,860,259
Investments in controlled issuers	(3,463,474)
Investments in other affiliates	11,046,168
Foreign currency transactions	1,305,799
Net realized gain	20,748,752

Net change in net unrealized appreciation/depreciation on:
Investments	(36,362,152)
Foreign currency	(1,926,915)
Net change in net unrealized appreciation/depreciation	(38,289,067)

Net realized and unrealized loss	(17,540,315)

Dividends paid on Series A preferred equity facility	(2,659,813)
Net change in accumulated dividends on Series A preferred equity facility	20,746
Dividends paid on Series Z preferred shareholders	(22,394)
Net change in reserve for dividends to Series Z preferred shareholders	5,345

Net increase in net assets applicable to common shareholders resulting from operations	$48,399,132

See accompanying notes.

13

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Statements of Changes in Net Assets

	Nine Months
	Ended
	September 30, 2012	Year Ended
	(Unaudited)	December 31, 2011

Total common shareholder committed capital	$1,105,000,000	$1,105,000,000

Net assets applicable to common shareholders, beginning of period	$834,615,259	$1,010,097,800

Net investment income	68,595,563	97,845,849
Net realized gain	20,748,752	56,014,941
Net change in net unrealized appreciation/depreciation	(38,289,067)	(185,217,538)
Dividends paid on Series A preferred equity facility from net investment income	(2,659,813)	(3,444,951)
Net change in accumulated dividends on Series A preferred equity facility	20,746	(30,547)
Dividends paid to Series Z preferred shareholders from net investment income	(22,394)	-
Net change in reserve for dividends to Series Z preferred shareholders	5,345	(22,711)
Net increase (decrease) in net assets applicable to common shareholders resulting from operations	48,399,132	(34,854,957)

Distributions to common shareholders from:
Net investment income	(75,000,000)	(93,607,988)
Net realized gain	-	(47,019,596)
Total distributions to common shareholders	(75,000,000)	(140,627,584)

Net assets applicable to common shareholders, end of period (including distributions in excess of net investment income of $6,303,152, and accumulated net investment income of $2,762,746, respectively)	$808,014,391	$834,615,259

See accompanying notes.

14

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Statement of Cash Flows (Unaudited)

September 30, 2012

Operating activities
Net increase in net assets applicable to common shareholders resulting from operations	$48,399,132
Adjustments to reconcile net increase in net assets applicable to common shareholders resulting from operations to net cash provided by operating activities:
Net realized gain	(20,748,752)
Net change in net unrealized appreciation/depreciation	38,959,482
Dividends paid on Series A preferred equity facility	2,659,813
Net change in accumulated dividends on Series A preferred equity facility	(20,746)
Dividends paid to Series Z shareholders	22,394
Net change in reserve for dividends to Series Z preferred shareholders	(5,345)
Interest income paid in kind	(7,545,898)
Net accretion of market discount	(3,909,638)
Accretion of original issue discount	(1,116,898)
Amortization of deferred debt issuance costs	803,281
Changes in assets and liabilities:
Purchases of investments	(419,367,687)
Proceeds from sales, maturities and paydowns of investments	436,685,180
Increase in receivable for investments sold	(1,102,939)
Increase in accrued interest income - unaffiliated issuers	(1,807,946)
Increase in accrued interest income - controlled issuers	(2,470,004)
Decrease in accrued interest income - other affiliates	114,309
Increase in prepaid expenses and other assets	(284,742)
Decrease in payable for investments purchased	(10,980,421)
Increase in payable to the Investment Manager	29,188
Decrease in interest payable	(3,544)
Increase in accrued expenses and other liabilities	504,940
Net cash provided by operating activities	58,813,159

Financing activities
Proceeds from draws on credit facility	10,347,600
Principal repayments on credit facility	(18,338,221)
Dividends paid on Series A preferred equity facility	(2,659,813)
Dividends paid to Series Z preferred shareholders	(22,394)
Distributions to common shareholders	(50,000,000)
Net cash used in financing activities	(60,672,828)

Net decrease in cash and cash equivalents	(1,859,669)
Cash and cash equivalents at beginning of period	136,415,284
Cash and cash equivalents at end of period	$134,555,615

Supplemental disclosure:
Interest payments	$522,569

See accompanying notes.

15

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited)

September 30, 2012

1. Organization and Nature of Operations

Tennenbaum Opportunities Fund V, LLC (the “Company”), a Delaware Limited Liability Company, is registered as a nondiversified, closed-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Company has elected to be treated as a regulated investment company (“RIC”) for U.S. federal income tax purposes. As a RIC, the Company will not be taxed on its income to the extent that it distributes such income each year and satisfies other applicable income tax requirements. The Company was formed to acquire a portfolio of investments consisting primarily of bank loans, distressed debt, stressed high yield debt, mezzanine investments and public equities. The stated objective of the Company is to achieve high total returns while minimizing losses.

The Company’s investment operations commenced on October 10, 2006. On December 15, 2006, the Company contributed substantially all of its assets to Tennenbaum Opportunities Partners V, LP, a Delaware Limited Partnership (the “Partnership”), in exchange for 100% of the Partnership’s common limited partner interests in a nontaxable transaction. The Partnership is also registered as a nondiversified, closed-end management investment company under the 1940 Act, but has elected to be treated as a partnership for U.S. federal income tax purposes. Following the asset transfer, all portfolio activity has been conducted by and in the Partnership.

These consolidated financial statements include the accounts of the Company and the Partnership. All significant intercompany transactions and balances have been eliminated in the consolidation.

The General Partner of the Partnership is SVOF/MM, LLC (“SVOF/MM”). The managing member of SVOF/MM is Tennenbaum Capital Partners, LLC (“TCP”), which serves as the Investment Manager of both the Company and the Partnership. Babson Capital Management LLC serves as Co-Manager of both the Company and the Partnership. Substantially all of the equity interests in the General Partner are owned directly or indirectly by TCP, Babson Capital Management LLC and employees of TCP.

Company management consists of the Investment Manager and the Board of Directors. Partnership management consists of the General Partner and the Board of Directors. The Investment Manager and the General Partner direct and execute the day-to-day operations of the Company and the Partnership, respectively, subject to oversight from the respective Board of Directors, which sets the broad policies of the Company and performs certain functions required by the 1940 Act in the case of the Partnership. The Board of Directors of the Partnership has delegated investment management of the Partnership’s assets to the Investment Manager and the Co-Manager. Each Board of Directors consists of four persons, three of whom are independent. If the Company or the Partnership has preferred equity interests outstanding, as each currently does, the holders of the preferred interests voting separately as a class will be entitled to elect

16

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

September 30, 2012

1. Organization and Nature of Operations (continued)

two of the Directors. The remaining directors will be subject to election by holders of the common interests and preferred interests voting together as a single class.

Company Structure

Total maximum capitalization of the consolidated Company is approximately $1.91 billion, consisting of $1.105 billion of common equity commitments, $369 million of preferred limited partner interests in the Partnership (the “Series A Preferred”), $436 million under a senior secured revolving credit facility issued by the Partnership (the “Senior Facility”) and $280,000 in Series Z preferred shares of the Company. The contributed common equity, preferred equity and the amount drawn under the Senior Facility are used to purchase Partnership investments and to pay certain fees and expenses of the Partnership and the Company. Most of the cash and investments of the Partnership are included in the collateral for the Senior Facility.

The Company will liquidate and distribute its assets and will be dissolved on October 10, 2016, subject to up to two one-year extensions if requested by the Investment Manager and approved by the outstanding common shares. The Partnership will liquidate and distribute its assets and will be dissolved on October 10, 2016, subject to up to two one-year extensions if requested by the General Partner and approved by the Company as the holder of the common limited partner interests in the Partnership. However, the Operating Agreement and Partnership Agreement will prohibit liquidation of the Company and the Partnership, respectively, prior to October 10, 2016 if the Series A Preferred are not redeemed in full prior to such liquidation.

Preferred Equity Facility

At September 30, 2012, the Partnership had 18,450 Series A preferred limited partner interests (the “Series A Preferred”) issued and outstanding with a liquidation preference of $20,000 per interest. The Series A Preferred are redeemable at the option of the Partnership, subject to certain conditions. Additionally, under certain conditions, the Partnership may be required to either redeem certain of the Series A Preferred or repay indebtedness, at the Partnership’s option. Such conditions would include a failure by the Partnership to maintain adequate collateral as required by its credit facility agreement or by the Statement of Preferences of the Series A Preferred, or a failure by the Partnership to maintain sufficient asset coverage as required by the 1940 Act. At September 30, 2012, the Partnership was in full compliance with such requirements.

The Series A Preferred accrue dividends at an annual rate equal to LIBOR plus 0.65%, or in the case of any holders of Series A Preferred that are CP Conduits (as defined in the leveraging documents), the higher of (i) LIBOR plus 0.65% or (ii) the CP Conduit’s cost of funds rate plus 0.65%, subject to certain limitations and adjustments.

17

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

September 30, 2012

2. Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). The following is a summary of the significant accounting policies of the Company and the Partnership.

Use of Estimates

The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements as well as the reported amounts of revenues and expenses during the reporting period. Although management believes these estimates and assumptions to be reasonable, actual results could differ from those estimates.

Investment Valuation

All of the Company’s investments are generally held by the Partnership. Management values investments held by the Partnership at fair value based upon the principles and methods of valuation set forth in policies adopted by the Partnership’s Board of Directors and in conformity with procedures set forth in the Senior Facility and Statement of Preferences for the Series A Preferred. Fair value is generally defined as the amount for which an investment would be sold in an orderly transaction between market participants at the measurement date.

Investments listed on a recognized exchange or market quotation system, whether U.S. or foreign, are valued for financial reporting purposes as of the last business day of the reporting period using the closing price on the date of valuation. Liquid investments not listed on a recognized exchange or market quotation system are priced by a nationally recognized pricing service or by using quotations from broker-dealers. Investments not priced by a pricing service or for which market quotations are either not readily available or are determined to be unreliable are valued by independent valuation services or, for investments aggregating less than 5% of the total capitalization of the Partnership, by the Investment Manager.

Fair valuations of investments are determined under guidelines adopted by the Partnership’s Board of Directors, and are subject to their approval. Generally, to increase objectivity in valuing the Partnership’s investments, the Investment Manager will utilize external measures of value, such as public markets or third-party transactions, whenever possible. The Investment Manager’s valuation is not based on long-term work-out value, immediate liquidation value, nor incremental value for potential changes that may take place in the future. The values assigned to investments that are valued by the Investment Manager are based on available information and do not necessarily represent amounts that might ultimately be realized, as these amounts depend

18

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

September 30, 2012

2. Summary of Significant Accounting Policies (continued)

on future circumstances and cannot reasonably be determined until the individual investments are actually liquidated. The foregoing policies apply to all investments, including those in companies and groups of affiliated companies aggregating more than 5% of the Partnership’s assets.

Fair valuations of investments in each asset class are determined using one or more methodologies including the market approach, income approach, or, in the case of recent investments, the cost approach, as appropriate. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets. The income approach uses valuation techniques to convert future amounts (for example, cash flows or earnings) to a single present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. In following these approaches, the types of factors that may be taken into account include, as relevant: available current market data, including relevant and applicable market trading and transaction comparables, applicable market yields and multiples, security covenants, call protection provisions, information rights, the nature and realizable value of any collateral, the portfolio company’s ability to make payments, its earnings and discounted cash flows, the markets in which the portfolio company does business, comparisons of financial ratios of peer companies that are public, M&A comparables, our principal market and enterprise values, among other factors.

The ranges of unobservable inputs used in the fair value measurement of the Partnership’s Level 3 investments as of September 30, 2012 were as follows:

	Valuation Techniques	Unobservable Input	Range
Bank Debt	Market comparable companies Market rate approach	EBITDA multiples Market interest rate	3.5x to 8.6x 5.8% to 16.6%
Corporate Debt	Market comparable companies Market rate approach	EBITDA multiples Market interest rate	5.1x 11.8% to 14.9%
Equity	Market comparable companies Market rate approach	EBITDA multiples Market interest rate	3.5x to 9.5x 11.8% to 26.0%

Significant increases or decreases in any of the above inputs in isolation would result in a significantly lower or higher fair value measurement.

Investments of the Partnership may be categorized based on the types of inputs used in valuing such investments. The level in the GAAP valuation hierarchy in which an investment falls is based on the lowest level input that is significant to the valuation of the investment in its entirety. Transfers between levels are recognized as of the beginning of the reporting period.

19

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

September 30, 2012

2. Summary of Significant Accounting Policies (continued)

At September 30, 2012, the investments of the Partnership were categorized as follows:

Level	Basis for Determining Fair Value	Bank Debt	Other Corporate Debt	Equity Securities
1	Quoted prices in active markets for identical assets	$-	$42,661,498	$25,624,181
2	Other observable market inputs*	65,644,811	240,521,241	29,673,145
3	Independent third-party pricing sources that employ significant unobservable inputs	486,960,454	27,627,846	187,308,155
3	Investment Manager valuations with significant unobservable inputs	3,272,101	-	11,115,578
Total		$555,877,366	$310,810,585	$253,721,059

* E.g., quoted prices in inactive markets or quotes for comparable instruments

Changes in investments categorized as Level 3 during the nine months ended September 30, 2012 were as follows:

	Independent Third-Party Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$414,110,814	$88,449,920	$169,221,402
Net realized and unrealized gains (losses)	(30,781,310)	(20,529,653)	1,092,634
Acquisitions	266,889,329	40,890,755	44,182,038
Dispositions	(174,798,379)	(81,183,176)	(27,187,919)
Transfers into Level 3†	11,540,000	-	-
Ending balance	$486,960,454	$27,627,846	$187,308,155

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$(27,267,152)	$(484,080)	$2,561,734

† Comprised of one investment that transferred from Level 2 due to reduced trading volumes.

20

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

September 30, 2012

2. Summary of Significant Accounting Policies (continued)

	Investment Manager Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$3,132,810	$22,329,608	$15,819,109
Net realized and unrealized gains (losses)	93,964	-	(73,830)
Acquisitions	401,825	-	11,245
Dispositions	(356,498)	-	(4,055,740)
Transfer out of Level 3‡	-	(22,329,608)	(585,206)
Ending balance	$3,272,101	$-	$11,115,578

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$93,964	$-	$(105,062)

‡ Comprised of two investments that transferred to Level 2 due to increased trading volumes.

Investment Transactions

The Partnership records investment transactions on the trade date, except for private transactions that have conditions to closing, which are recorded on the closing date. The cost of investments purchased is based upon the purchase price plus those professional fees which are specifically identifiable to the investment transaction. Realized gains and losses on investments are recorded based on the specific identification method, which typically allocates the highest cost inventory to the basis of investments sold.

During the nine months ended September 30, 2012, the Partnership and other holders of Real Mex Restaurants, Inc. (“Real Mex”) notes were approved as the winning bidders for Real Mex’s assets pursuant to a sale under Chapter 11, which included the Partnership’s funding of approximately $26.0 million of newly issued senior secured loans.  Due to expenses and significant working capital requirements that occurred during bankruptcy, the amount of Real Mex’s debt at exit increased, resulting in a decline in the value of the Partnership’s holdings of approximately $14.6 million as our existing notes were converted into new notes and equity.  This exchange was treated as a taxable event and the associated charge is included in net realized gain in the Consolidated Statement of Operations.  Excluding this charge, net year-to-date realized gains were approximately $35.3 million.

Cash and Cash Equivalents

Cash consists of amounts held in accounts with brokerage firms and the custodian bank. Cash

21

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

September 30, 2012

2. Summary of Significant Accounting Policies (continued)

equivalents consist of highly liquid investments with an original maturity of three months or less.

Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Partnership’s policy that its custodian take possession of the underlying collateral, the fair value of which is required to exceed the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Partnership may be delayed or limited.

Restricted Investments

The Partnership may invest without limitation in instruments that are subject to legal or contractual restrictions on resale. These instruments generally may be resold to institutional investors in transactions exempt from registration or to the public if the securities are registered. Disposal of these investments may involve time-consuming negotiations and additional expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted investments is included at the end of the Statement of Investments. Restricted investments, including any restricted investments in affiliates, are valued in accordance with the investment valuation policies discussed above.

Foreign Investments

The Partnership may invest in instruments traded in foreign countries and denominated in foreign currencies. At September 30, 2012, the Partnership held foreign currency denominated investments comprising approximately 7.61% of the Partnership’s total investments by fair value. Such positions were converted at the closing rate in effect at September 30, 2012 and reported in U.S. dollars. Purchases and sales of investments and income and expense items denominated in foreign currencies, when they occur, are translated into U.S. dollars on the respective dates of such transactions.   The Company and the Partnership report that portion of the results of operations resulting from foreign exchange rates on investments separately from the gains or losses arising from changes in market prices of investments held.

Investments in foreign companies and securities of foreign governments may involve special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include, among other things, revaluation of currencies, less reliable information about issuers, different transactions clearance and settlement practices, and potential future adverse political and economic developments. Moreover, investments in foreign companies and securities of foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies and the U.S. government.

22

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

September 30, 2012

2. Summary of Significant Accounting Policies (continued)

Derivatives

In order to mitigate certain currency exchange risks associated with foreign currency denominated investments, the Partnership entered into certain forward exchange transactions. The Company and the Partnership recognize all derivatives as either assets or liabilities in the Statement of Assets and Liabilities. The transactions entered into are accounted for using the mark-to-market method with the resulting change in fair value recognized in earnings for the current period. Risks may arise upon entering into these contracts from potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar. The Company and the Partnership had no forward exchange contracts outstanding at September 30, 2012.

Gains and losses from derivative transactions during the nine months ended September 30, 2012 were included in net realized and unrealized gain (loss) on investments in the Statement of Operations as follows:

Instrument	Realized	Unrealized
Foreign currency forward exchange contract	$(485,387)	$-

Debt Issuance Costs

Costs of approximately $8.5 million were incurred in connection with placing the Partnership’s Senior Facility. These costs were deferred and are being amortized on a straight-line basis over eight years, the estimated life of the Senior Facility. The impact of utilizing the straight-line amortization method versus the effective-interest method is not material to the operations of the Company or the Partnership.

Purchase Discounts

The majority of the Partnership’s high yield and distressed debt investments are purchased at a considerable discount to par as a result of the underlying credit risks and financial results of the issuer, as well as general market factors that influence the financial markets as a whole. GAAP generally requires that discounts on the acquisition of corporate (investment grade) bonds, municipal bonds and treasury bonds be amortized using the effective-interest or constant-yield method. However, GAAP also requires the Partnership to consider the collectability of interest when making accruals. Accordingly, when accounting for purchase discounts, the Partnership recognizes discount accretion income when it is probable that such amounts will be collected and when such amounts can be estimated.

23

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

September 30, 2012

2. Summary of Significant Accounting Policies (continued)

Income Taxes

The Company intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all federal income taxes. Accordingly, no provision for income taxes is required in the consolidated financial statements. The Partnership’s income or loss is reported in the partners’ income tax returns. As of September 30, 2012, all tax years of the Company and the Partnership since January 1, 2008 remain subject to examination by federal tax authorities. No such examinations are currently pending.

Cost and unrealized appreciation (depreciation) of the investments of the Partnership at September 30, 2012 for U.S. federal income tax purposes were as follows:

Unrealized appreciation	$94,097,643
Unrealized depreciation	(386,663,334)
Net unrealized depreciation	(292,565,691)

Cost	$1,412,974,701

New Accounting Guidance

In May 2011, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”).  ASU 2011-04 was issued to converge guidance from the FASB and the International Accounting Standards Board on measuring fair value and for disclosing information about fair value measurements.  The changes include a consistent definition of the term “fair value” and enhanced disclosure requirements for investments that do not have readily determinable fair values, such as additional quantitative information about significant unobservable inputs and a qualitative discussion about the sensitivity of the fair value measurement to changes in the unobservable inputs.  The provisions of ASU 2011-04 were effective for the Company and the Partnership on January 1, 2012.  The adoption of ASU 2011-04 by the Company and the Partnership resulted in increased disclosures around fair value but did not impact the measurement of fair value of the Partnership’s investments.

24

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

September 30, 2012

3. Allocations and Distributions

Net income and gains of the Partnership are distributed first to the Company until it has received an 8% annual weighted-average return on its undistributed contributed equity, and then to the General Partner of the Partnership until it has received 20% of all cumulative income and gain distributions. 80% of all remaining net income and gain distributions are allocated to the Company, with the remaining 20% allocated to the General Partner. For purposes of determining whether the 8% return to the Company has been exceeded and whether the General Partner has received the catch-up amount, the performance of the Partnership includes the performance of the Company for periods prior to the inception of the Partnership. Net investment income or loss, realized gain or loss on investments and appreciation or depreciation on investments for the period are allocated to the Company and the General Partner in a manner consistent with that used to determine distributions.

Common distributions are generally based on the estimated taxable earnings of the Company and are recorded on the ex-dividend date. The timing of distributions to the Company is determined by the General Partner, which has provided the Investment Manager with certain criteria for such distributions. The timing and amount to be paid by the Company as a distribution to its shareholders is determined by its Board of Directors, which has provided the Investment Manager with certain criteria for such distributions, and are generally based on amounts received from the Partnership, less any Company expenses and dividends to Series Z Preferred Shareholders. Any net long-term capital gains are distributed at least annually. As of September 30, 2012, the Company had declared $458,190,955 in distributions to the common shareholders since inception.

The Company’s Series Z share dividend rate is fixed at 8% per annum.

4. Management and Advisory Fees and Other Expenses

The Investment Manager receives an annual management and advisory fee, payable monthly in arrears, equal to 1.5% of the sum of the committed common equity (reduced after the ramp-up by returns of contributed capital), the maximum amount available under the Senior Facility, and the maximum amount of the Series A Preferred, subject to reduction by the amount of the Senior Facility commitment when the Senior Facility is no longer outstanding and the amount of the Series A Preferred when less than $1 million in liquidation preference of preferred securities remains outstanding. In addition to the management fee, the General Partner of the Partnership is entitled to a performance allocation as discussed in Note 3, above. As compensation for its services, the Co-Manager receives a portion of the management fees paid to the Investment Manager. The Co-Manager also receives a portion of any performance allocation paid to the General Partner.

25

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

September 30, 2012

4. Management and Advisory Fees and Other Expenses (continued)

The Company and the Partnership pay all respective expenses incurred in connection with the business of the Company and the Partnership, including fees and expenses of outside contracted services, such as custodian, administrative, legal, audit and tax preparation fees, costs of valuing investments, insurance costs, brokers’ and finders’ fees relating to investments and any other transaction costs associated with the purchase and sale of investments of the Partnership.

5. Senior Secured Revolving Credit Facility

The Partnership has entered into a credit agreement with certain lenders, which provides for a senior secured revolving credit facility (the “Senior Facility”) pursuant to which amounts may be drawn up to $436 million. The Senior Facility matures December 15, 2014, subject to extension by the lenders at the request of the Partnership for one 364-day period.

Advances under the Senior Facility bear interest at LIBOR or EURIBOR plus 0.35% per annum, except in the case of loans from CP Conduits, which bear interest at the higher of (i) LIBOR or EURIBOR (as applicable) plus 0.35% or (ii) the CP Conduit’s cost of funds plus 0.35%, subject to certain limitations. Short-term advances under the swingline facility bear interest at the LIBOR Market Index Rate plus 0.35% per annum or the main refinancing rate as set by the European Central Bank for such period, plus 0.85% per annum. The weighted-average interest rate on outstanding borrowings at September 30, 2012 was 0.47%. In addition to amounts due on outstanding debt, the Senior Facility accrues commitment fees of 0.15% per annum on the unused portion of the Senior Facility, or 0.20% per annum when less than $87,200,000 in borrowings are outstanding. The Senior Facility may be terminated, and any outstanding amounts thereunder may become due and payable, should the Partnership fail to satisfy certain financial or other covenants. As of September 30, 2012, the Partnership was in full compliance with such covenants.

Foreign currency advances are reported in US dollars using the closing rate in effect on the date of valuation. At September 30, 2012, outstanding borrowings included €57,000,000 (US $73,302,001), and interest payable included €2,218 (US $2,853).

6. Commitments, Concentration of Credit Risk and Off-Balance Sheet Risk

The Partnership conducts business with brokers and dealers that are primarily headquartered in New York and Los Angeles and are members of the major securities exchanges. Banking activities are conducted with a firm headquartered in the New York area.

26

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

September 30, 2012

6. Commitments, Concentration of Credit Risk and Off-Balance Sheet Risk (continued)

In the normal course of business, the Partnership’s investment activities involve executions, settlement and financing of various investment transactions resulting in receivables from, and payables to, brokers, dealers and the Partnership’s custodian. These activities may expose the Company and the Partnership to risk in the event such parties are unable to fulfill contractual obligations. Management does not anticipate any material losses from counterparties with whom it conducts business.

The Consolidated Statement of Investments includes certain revolving loan facilities held by the Partnership with aggregate unfunded balances of approximately $43.1 million.

Consistent with standard business practice, the Company and the Partnership enter into contracts that contain a variety of indemnifications and are engaged from time to time in various legal actions. The maximum exposure of the Company and the Partnership under these arrangements and activities is unknown. However, the Company and the Partnership expect the risk of material loss to be remote.

7. Related Parties

The Company, the Partnership, the Investment Manager, the General Partner and their members and affiliates may be considered related parties. From time to time, the Partnership makes payments to third parties on behalf of the Company which are funded by or reimbursable through contributions from or deductions from distributions to the Company. At September 30, 2012, the Company had a receivable from the Partnership, and the Partnership had a liability to the Company, in the amount of $444,739 as reflected in the Consolidating Statement of Assets and Liabilities. From time to time, the Investment Manager advances payments to third parties on behalf of the Company and the Partnership and receives reimbursement from the Company and the Partnership. At September 30, 2012, such reimbursable amounts totaled $232,372, as reflected in the Consolidated Statement of Assets and Liabilities.

8. Series Z Preferred Capital

In addition to the Series A Preferred of the Partnership described in Note 1, the Company had 560 Series Z preferred shares authorized, issued and outstanding as of September 30, 2012. The Series Z preferred shares have a liquidation preference of $500 per share plus accumulated but unpaid dividends and pay dividends at an annual rate equal to 8% of liquidation preference. The Series Z preferred shares are redeemable at any time at the option of the Company and may only be transferred with the consent of the Company.

27

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

September 30, 2012

9. Financial Highlights

	Nine Months
	Ended
	September 30, 2012	Year Ended December 31,
	(Unaudited)	2011	2010	2009	2008

Per Common Share (1)
Net asset value, beginning of period	$10,660.86	$12,902.36	$12,009.93	$7,317.59	$15,376.96

Equity placement costs charged to paid-in capital	-	-	-	(6.86)	(18.62)

Investment operations:
Net investment income	876.20	1,249.82	1,366.78	1,022.14	1,095.15
Net realized and unrealized gain (loss)	(224.05)	(1,650.35)	913.47	4,688.68	(8,186.72)
Dividends on Series A preferred equity facility	(33.97)	(44.00)	(46.77)	(50.27)	(104.90)
Net change in accumulated dividends on Series A preferred equity facility	0.26	(0.39)	0.44	9.72	5.96
Dividends to Series Z preferred shareholders	(0.29)	-	(0.57)	-	(0.95)
Net change in reserve for dividends to Series Z preferred shareholders	0.07	(0.29)	0.28	(0.29)	0.51
Total from investment operations	618.22	(445.21)	2,233.63	5,669.98	(7,190.95)

Distributions to common shareholders from:
Net investment income	(958.00)	(1,195.69)	(1,341.20)	(970.78)	(849.80)
Net realized gain	-	(600.60)	-	-	-
Net asset value, end of period	$10,321.08	$10,660.86	$12,902.36	$12,009.93	$7,317.59

Return on invested assets (2), (3)	6.5%	(0.8)%	18.0%	58.9%	(32.0)%

Total return to common shareholders (2), (4)	5.9%	(4.2)%	19.4%	81.6%	(51.2)%
Less: performance allocation	-	-	-	-	-
Return to common shareholders (2), (4)	5.9%	(4.2)%	19.4%	81.6%	(51.2)%

Ratios to average common equity: (5), (6)
Net investment income	10.9%	10.1%	10.9%	11.2%	8.7%
Expenses	4.0%	3.4%	3.4%	4.9%	7.9%
Expenses and General Partner allocation	4.0%	3.4%	3.4%	4.9%	7.9%

Ending common shareholder equity	$808,014,391	$834,615,259	$1,010,097,800	$940,230,903	$463,448,012
Portfolio turnover rate (2)	37.0%	41.1%	66.8%	48.3%	61.5%
Weighted-average debt outstanding	$83,314,904	$88,160,550	$82,122,988	$119,602,754	$347,492,137
Weighted-average interest rate	0.8%	1.5%	0.9%	1.3%	3.8%
Weighted-average number of shares	78,287.8060	78,287.8060	78,287.8060	78,246.8351	50,800.8348
Average debt per share (7)	$1,064	$1,126	$1,049	$1,529	$6,840

28

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

September 30, 2012

9. Financial Highlights (continued)

Annualized Inception to Date Performance Data as of September 30, 2012:
Return on invested assets (3)	5.2%
Internal rate of return (8)	3.4%

(1)	Per share changes in net asset value are computed based on the actual number of shares subscribed and outstanding during the time in which such activity occurred.

(2)	Not annualized for periods of less than one year.

(3)	Return on invested assets is a time-weighted, geometrically linked rate of return and excludes cash and cash equivalents.

(4)	Returns (net of dividends on the preferred equity facility, allocations to the General Partner, and fund expenses, including financing costs and management fees) calculated on a monthly geometrically linked, time-weighted basis.

(5)	Annualized for periods of less than one year, except for allocations to the General Partner.

(6)	These ratios included interest expense but do not reflect the effect of dividend payments on the preferred equity facility. The ratio of expenses to average common shareholder equity is higher in earlier periods, and net investment income to average common shareholder equity is reduced, due to the Company's relatively smaller capital base while the Company was ramping up.

(7)	Includes subscribed shares.

(8)	Returns are net of dividends on the preferred equity facility, allocations to the General Partner and fund expenses, including financing costs and management fees. Internal rate of return (“IRR”) is the imputed annual return over an investment period and, mathematically, is the rate of return at which the discounted cash flows equal the initial cash outlays. The IRR presented assumes liquidation of the fund at net asset value as of the balance sheet date.

29

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Schedule of Changes in Investments in Affiliates (1) (Unaudited)

September 30, 2012

	Value,			Value,
	Beginning of			End of
Investment	Period	Acquisitions	Dispositions	Period

Contech Engineered Solutions, LLC, Senior Secured 1st Lien Term Loan, LIBOR + 8% Cash + 3% PIK, 2% LIBOR Floor, due 2/7/17	$-	$10,052,482	$-	$10,052,482
Contech Holdings, Inc., Common Stock	-	17,781,375	-	18,670,444
Dialogic Corporation, Inc., Senior Secured Notes, 5% Cash + 5% PIK, due 3/31/15	-	30,676,094	-	30,606,692
Dialogic, Inc., Common Stock	-	18,438,958	-	9,412,059
Dialogic, Inc., Convertible Notes ($0.87 Conversion Price), 1%, due 8/15/12	-	1,577,799	(1,577,799)	-
Dialogic, Inc., Convertible Notes ($1 Conversion Price), 1%, due 8/15/12	-	16,799,900	(16,799,900)	-
Dialogic, Inc., Preferred Stock	-	100	-	100
Dialogic, Inc., Warrants to Purchase Common Stock	-	-	-	2,629,067
Doral GP, Ltd., GP Interest	-	-	-	-
Encompass Digital Media, Inc., 1st Lien Term Loan, LIBOR + 6%, 1.75% LIBOR Floor, due 2/28/16	9,535,444	2,900	(9,769,922)	-
Encompass Digital Media, Inc., 2nd Lien Term Loan, 16.5%, due 8/28/16	60,121,036	78,137	(59,232,548)	-
Encompass Digital Media Group, Inc., Common Stock	12,375,006	-	(10,905,738)	-
ESP Holdings, Inc., 2nd Lien Term Loan, LIBOR + 13%, 2.5% LIBOR Floor, due 3/31/17	10,181,505	-	(5,279,028)	4,851,822
ESP Holdings, Inc., Junior Unsecured Subordinated Promissory Notes, 6% Cash + 10% PIK, due 12/31/19	2,052,035	214,903	-	2,251,087
ESP Holdings, Inc., 15% PIK, Cumulative Preferred Stock	1,081,109	-	-	1,172,914
ESP Holdings, Inc., Common Stock	2,457,524	-	-	1,779,836
Fleetwood Enterprises, Inc., Common Stock	11,386	-	-	11,386
Integra Telecom Holdings, Inc., 1st Lien Term Loan, LIBOR + 7.25%, 2% LIBOR Floor, due 4/15/15	10,565,781	19,823	(94,461)	12,296,149
Integra Telecom, Inc., Common Stock	42,429,708	-	-	39,837,607
Integra Telecom, Inc., Senior Secured 1st Lien Notes, 10.75%, due 4/15/16	-	5,428,150	-	6,004,900
Integra Telecom, Inc., Warrants	-	-	-	-
Medfort, S.a.r.1., 1st Lien Term Loan A, 15% PIK, due 11/21/17	3,925,811	495,931	-	2,280,447
Medfort, S.a.r.1., 1st Lien Term Loan B, 1% PIK, due 11/21/17	7,042,606	224,977	-	5,328,594
Medfort, S.a.r.1., 1st Lien Term Loan B2, 1% PIK, due 11/21/17	-	13,429,870	-	12
N913DL Trust Beneficial Interest (Aircraft Trust)	-	246,035	(15,081)	219,120
N913DL Trust, Aircraft Secured Mortgage, 8%, due 7/15/18	-	784,132	(36,802)	746,209
N918DL Trust Beneficial Interest (Aircraft Trust)	-	284,140	(18,815)	236,610
N918DL Trust, Aircraft Secured Mortgage, 8%, due 7/15/18	-	951,182	(33,146)	907,938
N954DL Trust Beneficial Interest (Aircraft Trust)	-	356,446	(26,161)	241,230
N954DL Trust, Aircraft Secured Mortgage, 8%, due 9/20/19	-	1,224,909	(37,019)	1,168,290
N955DL Trust Beneficial Interest (Aircraft Trust)	-	362,160	(26,219)	333,960
N955DL Trust, Aircraft Secured Mortgage, 8%, due 9/20/19	-	1,253,075	(35,692)	1,193,644
N956DL Trust Beneficial Interest (Aircraft Trust)	-	363,144	(26,598)	338,580
N956DL Trust, Aircraft Secured Mortgage, 8%, due 9/20/19	-	1,254,721	(36,264)	1,195,916
N957DL Trust Beneficial Interest (Aircraft Trust)	-	365,213	(26,611)	339,570
N957DL Trust, Aircraft Secured Mortgage, 8%, due 9/20/19	-	1,264,035	(36,003)	1,204,085
N959DL Trust Beneficial Interest (Aircraft Trust)	-	367,265	(26,619)	340,890
N959DL Trust, Aircraft Secured Mortgage, 8%, due 9/20/19	-	1,273,276	(35,746)	1,212,779
N960DL Trust Beneficial Interest (Aircraft Trust)	-	376,340	(26,998)	349,800
N960DL Trust, Aircraft Secured Mortgage, 8%, due 9/20/19	-	1,311,434	(35,282)	1,248,077
N961DL Trust Beneficial Interest (Aircraft Trust)	-	375,316	(27,378)	352,770
N961DL Trust, Aircraft Secured Mortgage, 8%, due 9/20/19	-	1,304,105	(36,091)	1,241,386

30

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Schedule of Changes in Investments in Affiliates (1) (Unaudited) (Continued)

September 30, 2012

	Value,			Value,
	Beginning of			End of
Investment	Period	Acquisitions	Dispositions	Period

N976DL Trust Beneficial Interest (Aircraft Trust)	$-	$300,220	$(22,580.00)	$194,370
N976DL Trust, Aircraft Secured Mortgage, 8%, due 7/15/18	-	995,131	(38,236)	950,197
NHSAS Holdings, LLC, Membership Units	8,890	-	(253)	8,559
Novasep Holdings SAS, Senior Secured 1st Lien Notes, 8%, due 12/15/16	-	22,298,153	-	24,321,000
NVHL S.A, Common Shares	-	21,538,953	-	23,320,830
Online Resources Corporation, Common Stock	4,741,748	-	-	5,741,042
Perseus Holdings S.A., Common Stock	-	-	-	-
Primacom Holding GmbH, Super Senior Facility A, 12% PIK, due 9/30/15	-	4,219,274	-	4,079,247
Primacom Management GmbH, 2nd Lien Term Loan, 15% PIK, due 5/19/17	10,209,488	5,377,514	-	15,477,941
Primacom Management GmbH, Mezzanine Term Loan A, 1% PIK, due 11/21/17	3,269,935	25,681	-	3,270,084
Primacom Management GmbH, Mezzanine Term Loan B, 1% PIK, due 11/21/17	11,901,583	5,765	(13,385,601)	-
Reach Media Group Holdings, Inc., Warrants to Purchase Common Stock	-	-	-	-
Reach Media Group Holdings, Inc., Warrants to Purchase Series A Preferred Stock	-	-	-	-
Reach Media Group Holdings, Inc., Warrants to Purchase Series B Preferred Stock	-	-	-	-
Reach Media Group Holdings, Inc., Warrants to Purchase Series C Preferred Stock	-	-	-	-
RM Holdco, LLC, Membership Units	-	6,501,223	-	6,501,223
RM Holdco, LLC, Subordinated Convertible Term Loan, 1.12% PIK, due 3/21/18	-	16,366,154	-	16,366,154
RM OpCo, LLC, Senior Secured 1st Lien Term Loan Tranche A, 11%, due 3/19/16	-	10,574,101	-	10,574,101
RM OpCo, LLC, Senior Secured 1st Lien Term Loan Tranche B, 12% Cash + 7% PIK, due 3/19/16	-	17,296,778	-	17,296,778
RMG Networks, Inc., Senior Secured 1st Lien Term Loan, 14%, due 4/10/15	10,985,525	2,725,196	-	16,301,109
TOPV New World Holdings, LLC, Membership Interests	65,561,215	-	(14,533,380)	57,529,736
United Air Lines, Inc., Aircraft Secured Mortgage (N510UA), 20%, due 9/26/16	5,945,046	-	(465,853)	5,382,875
United Air Lines, Inc., Aircraft Secured Mortgage (N512UA), 20%, due 10/26/16	6,003,557	-	(455,840)	5,452,132
United Air Lines, Inc., Aircraft Secured Mortgage (N536UA), 16%, due 8/21/14	3,953,069	-	(854,592)	3,019,795
United Air Lines, Inc., Aircraft Secured Mortgage (N545UA), 16%, due 7/17/15	5,368,794	-	(765,806)	4,523,842
United Air Lines, Inc., Aircraft Secured Mortgage (N585UA), 20%, due 10/25/16	7,049,074	-	(535,225)	6,406,451
United Air Lines, Inc., Equipment Trust Beneficial Interests (N510UA)	4,449,970	465,854	(265,579)	4,617,282
United Air Lines, Inc., Equipment Trust Beneficial Interests (N512UA)	4,369,319	455,840	(252,373)	4,563,920
United Air Lines, Inc., Equipment Trust Beneficial Interests (N536UA)	6,537,465	854,592	(322,949)	6,024,560
United Air Lines, Inc., Equipment Trust Beneficial Interests (N545UA)	5,835,647	765,808	(339,638)	5,999,222
United Air Lines, Inc., Equipment Trust Beneficial Interests (N585UA)	4,749,763	535,224	(334,202)	5,632,724
Woodbine Holdings, LLC, Senior Secured Notes, 12%, due 5/15/16	22,329,608	-	-	27,240,500
Woodbine Holdings, LLC, Warrants to Purchase Membership Units	4,023,992	-	(4,055,740)	-
Woodbine Intermediate Holdings, LLC, Membership Units	-	4,055,740	-	10,991,223

Note to Schedule of Changes in Investments in Affiliates:

(1) The issuers of the securities listed on this schedule are considered affiliates under the Investment Company Act of 1940 due to the ownership by the Partnership of 5% or more of the of the issuers' voting securities.

31

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Schedule of Restricted Securities of Unaffiliated Issuers (Unaudited)

September 30, 2012

Investment	Acquisition Date	Cost

Bally Total Fitness Holding Corporation, Common Stock	4/30/10	$13,422,993
Bally Total Fitness Holding Corporation, Warrants	4/30/10	-
BPA Laboratories, Inc., Senior Secured Notes, 12.25%, due 4/1/17	3/5/12 & 9/24/12	17,402,825
Buffets Restaurants Holdings, Inc., Common Stock	8/24/12	3,813,240
DeepOcean Group Holding AS, Common Stock	5/13/11	9,786,480
GXS Holdings, Inc., Common Stock	3/28/08	2,510,633
GXS Holdings, Inc., Series A Preferred Stock	3/28/08	100,425
HW Topco, Inc., Common Stock	1/13/12	4,356,963
HW Topco, Inc., Preferred Stock	1/13/12	11,398
LBI Media, Inc., Senior Secured Notes, 9.25%, due 4/15/19	Various 2012	9,232,575
Marsico Holdings, LLC, Common Interest Units	9/10/12	485,982
NEF Kamchia Co-Investment Fund, LP Interest	7/31/07	8,982,702
NEF Telecom Company BV, Mezzanine Term Loan, EURIBOR + 4.5% Cash + 7.5% PIK, due 8/16/17	8/31/07	69,576,180
Open Solutions, Inc., Senior Subordinated Notes, 9.75%, due 2/1/15	Various 2011-2012	5,379,963
Precision Holdings, LLC, Class C Membership Interests	9/30/10 & 7/25/11	3,929
Rural Metro Corporation, Senior Unsecured Notes, 10.125%, due 7/15/19	2/1/12	3,904,540
Shop Holding, LLC, Class A Units	6/2/11	1,301,747
Shop Holding, LLC, Warrants to Purchase Class A Units	6/2/11	-
SiTV, Inc., Warrants to Purchase Common Stock	8/3/12	1,012,080
STG-Fairway Holdings, LLC, Class A Units	12/30/10	3,096,484
TBC Holdings I, Inc., Common Stock	11/18/11	281,286
TPG Hattrick Holdco, LLC, Common Units	9/30/10	892,388
Tropicana Entertainment, Inc., Common Stock	3/8/10	9,612,500
Vertellus Specialties, Inc., Senior Secured Notes, 9.375%, due 10/1/15	12/6/11 & Various 2012	11,707,318

32

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidating Statement of Assets and Liabilities (Unaudited)

September 30, 2012

	Tennenbaum	Tennenbaum		Tennenbaum
	Opportunities	Opportunities		Opportunities
	Fund V, LLC	Partners V, LP		Fund V, LLC
	Standalone	Standalone	Eliminations	Consolidated
Assets
Investments:
Unaffiliated issuers	$-	$668,565,661	$-	$668,565,661
Controlled issuers	-	197,264,680	-	197,264,680
Investment in subsidiary	808,473,202	-	(808,473,202)	-
Other affiliates	-	254,578,669	-	254,578,669
Total investments	808,473,202	1,120,409,010	(808,473,202)	1,120,409,010

Cash and cash equivalents	-	134,555,615	-	134,555,615
Distribution receivable	25,000,000	-	(25,000,000)	-
Accrued interest income	-	20,975,648	-	20,975,648
Deferred debt issuance costs	-	2,420,146	-	2,420,146
Receivable for investments sold	-	1,102,939	-	1,102,939
Receivable from the Partnership	444,739	-	(444,739)	-
Prepaid expenses and other assets	87,177	1,538,030	-	1,625,207
Total assets	834,005,118	1,281,001,388	(833,917,941)	1,281,088,565

Liabilities
Credit facility payable	-	73,302,001	-	73,302,001
Distribution payable	25,000,000	25,000,000	(25,000,000)	25,000,000
Management and advisory fees payable	-	2,387,500	-	2,387,500
Equity placement costs payable	543,163	-	-	543,163
Payable to the Company	-	444,739	(444,739)	-
Payable to the Investment Manager	75,877	156,495	-	232,372
Payable for investments purchased	-	100,120	-	100,120
Interest payable	-	2,853	-	2,853
Accrued expenses and other liabilities	72,854	1,257,199	-	1,330,053
Total liabilities	25,691,894	102,650,907	(25,444,739)	102,898,062

Preferred stock
Series Z preferred stock	280,000	-	-	280,000
Accumulated dividends on Series Z preferred stock	18,833	-	-	18,833
Total preferred stock	298,833	-	-	298,833

Preferred equity facility
Series A preferred limited partner interests	-	369,000,000	-	369,000,000
Accumulated dividends on Series A preferred equity facility	-	877,279	-	877,279
Total preferred limited partner interests	-	369,877,279	-	369,877,279

Net assets	$808,014,391	$808,473,202	$(808,473,202)	$808,014,391

Composition of net assets
Common stock	$78	$-	$-	$78
Additional paid-in capital	1,078,833,219	1,081,728,330	(1,081,728,330)	1,078,833,219
Accumulated deficit	(270,800,073)	(273,255,128)	273,255,128	(270,800,073)
Accumulated dividends to Series Z
preferred shareholders	(18,833)	-	-	(18,833)
Net assets	$808,014,391	$808,473,202	$(808,473,202)	$808,014,391

33

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidating Statement of Operations (Unaudited)

Nine Months Ended September 30, 2012

	Tennenbaum	Tennenbaum		Tennenbaum
	Opportunities	Opportunities		Opportunities
	Fund V, LLC	Partners V, LP		Fund V, LLC
	Standalone	Standalone	Eliminations	Consolidated
Investment income
Interest income:
Unaffiliated issuers	$-	$63,400,798	$-	$63,400,798
Controlled issuers	-	12,137,189	-	12,137,189
Other affiliates	-	14,913,403	-	14,913,403
Other income:
Unaffiliated issuers	-	139,297	-	139,297
Controlled issuers	-	2,462,390	-	2,462,390
Other affiliates	-	646,343	-	646,343
Total interest and related investment income	-	93,699,420	-	93,699,420

Operating expenses:
Management and advisory fees	-	21,487,500	-	21,487,500
Amortization of deferred debt issuance costs	-	803,281	-	803,281
Legal fees, professional fees and due diligence expenses	(19,298)	780,276	-	760,978
Interest expense	-	519,025	-	519,025
Commitment fees	-	498,764	-	498,764
Insurance expense	89,723	184,194	-	273,917
Director fees	60,417	120,833	-	181,250
Custody fees	-	132,000	-	132,000
Other operating expenses	43,953	403,189	-	447,142
Total expenses	174,795	24,929,062	-	25,103,857

Net investment income	(174,795)	68,770,358	-	68,595,563

Net realized and unrealized gain (loss)
Net realized gain (loss) from:
Investments in unaffiliated issuers	-	11,860,259	-	11,860,259
Investments in controlled issuers	-	(3,463,474)	-	(3,463,474)
Investments in other affiliates	-	11,046,168	-	11,046,168
Foreign currency transactions	-	1,305,799	-	1,305,799
Net realized gain	-	20,748,752	-	20,748,752
Net change in net unrealized appreciation/depreciation	48,590,976	(38,289,067)	(48,590,976)	(38,289,067)
Net realized and unrealized loss	48,590,976	(17,540,315)	(48,590,976)	(17,540,315)

Dividends paid on Series A preferred equity facility	-	(2,659,813)	-	(2,659,813)
Net change in accumulated dividends on Series A preferred equity facility	-	20,746	-	20,746
Dividends paid to Series Z preferred shareholders	(22,394)	-	-	(22,394)
Net change in reserve for distributions to Series Z preferred shareholders	5,345	-	-	5,345
Net increase in net assets resulting from operations	$48,399,132	$48,590,976	$(48,590,976)	$48,399,132

34